Interests in Associates - Details of Principal Associates Accounted for under Equity Method (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Interests in associates	¥ 38,051	¥ 35,726
China Tower [member]
Disclosure of associates [line items]
Interests in associates	¥ 1,170